Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share (Details) - EUR (€)
€ / shares in Units, € in Thousands
	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss	€ (27,952)	€ (34,962)
Weighted number of shares for the period (in shares)	22,842,857	17,942,117
Basic loss per share (€/share)	€ (1.22)	€ (1.95)
Diluted loss per share (€/share)	€ (1.22)	€ (1.95)
Number of treasury shares held (in shares)	2,500,000	2,500,000